Note 25 - Income Taxes	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
25.	INCOME TAXES

The following table reconciles the expected income tax recovery at the Canadian statutory income tax rate of
26.5%
for
2019
(
2018
-
26.5%,
2017
-
26.5%
) to the amounts recognized in operations.

For the Year Ended December 31,	2019	2018	2017

Net loss, continuing operations	$(11,727,372)	$(8,422,117)	$(7,908,851)
Net income (loss), discontinued operations	5,481,757	(8,198,602)	(5,186,886)
Net loss before taxes	$(6,245,615)	$(16,620,719)	$(13,095,737)

Expected current income tax recovery	1,655,088	4,404,491	3,470,370
Deferred tax recovery (2)	292,740	297,940	297,940
	1,947,828	4,702,431	3,768,310

For the Year Ended December 31,	2019	2018	2017

Adjustments to income tax recovery:

Amounts not deductible for tax purposes	$(1,212,900)	$(1,065,900)	$(841,000)
Other non-deductible items	(173,000)	(509,900)	(463,000)
Deductible share and debt issuance costs	216,000	77,000	94,000
Non-taxable gain	2,307,000	-	-
Impact of US statutory income tax rate change (1)	-	-	(9,472,000)
Foreign tax differential	591,000	(592,000)	(69,000)
Non-recognizable permanent capital loss	(1,175,000)	-	-
Unusable foreign tax recoveries (3)	(7,040,081)	-	-
Unrecognized tax recovered (losses)	4,831,893	(2,313,691)	7,280,630
Income tax recovery recognized (2)	$292,740	$297,940	$297,940

(1)	Due to the reduction of US corporate tax rates from 35% to 21%, the Company will not be able to apply $9,472,000 against any future US taxes payable.

(2)	Deferred tax recovery and income tax recovery recognized for
2018
and
2017
are included Income (loss) from discontinued operations, net of taxes on the consolidated statements of operations and deficit.

(3)	Deferred tax assets applicable to DenseLight and no longer available to the Company.

The following table reflects future income tax assets at
December 31:

	2019	2018	2017
Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	385,000	669,000	705,351
Canadian non-capital losses	16,545,000	12,431,000	11,100,672
Canadian capital losses	4,432,500	-	-
US non-capital losses	75,060,000	71,594,000	67,654,438
Singapore non-capital losses	378,000	46,894,000	43,671,200
	97,824,771	132,612,271	124,155,932
Unrecognized deferred tax assets	(97,824,771)	(132,612,271)	(124,155,932)
Deferred income tax assets recognized	$-	$-	$-

In accordance with Section
382
of the Internal Revenue Code, the usage of the Company’s net operating loss carry forward related to the BB Photonics acquisition in
2016
of approximately
$928,000
could be subject to annual limitation since there was greater than
50%
ownership change.